Note 06 - Commission and Fee Income and Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commission and fee income and expense:
Commission and fee income	€ 12,512	€ 13,730	€ 12,044
Commission and fee expense	2,675	2,796	2,620
Net commissions and fee income	€ 9,838	€ 10,934	€ 9,424